Condensed Statements of Income and Comprehensive Income (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income
Total income	$ 3,089,887	$ 3,191,157	$ 3,228,298	$ 3,281,891	$ 3,305,598	$ 3,543,418	$ 3,595,496	$ 3,422,767	$ 12,791,233	$ 13,867,279
Expenses
Income Tax Benefit	254,015	417,870	298,713	366,889	281,656	345,616	368,407	263,415	1,337,487	1,259,094
Net Income	775,359	1,029,853	847,063	914,749	774,427	871,683	904,834	734,739	3,567,024	3,285,683
Comprehensive Income									3,791,127	6,108,975
Parent Company
Income
Dividends from subsidiary									1,000,000	300,000
Other income									21,110	26,491
Total income									1,021,110	326,491
Expenses
Other expenses									417,781	263,675
Income Before Income Tax and Equity in Undistributed Income of Subsidiary									603,329	62,816
Income Tax Benefit									(162,099)	(95,514)
Income Before Equity in Undistributed Income of Subsidiary									765,428	158,330
Equity in Undistributed Income of Subsidiary									2,801,596	3,127,353
Net Income									3,567,024	3,285,683
Comprehensive Income									$ 3,791,127	$ 6,108,975